Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provision for Decommissioning Costs

	2018	2017
Opening balance	14,143	10,252
Adjustment to provision	4,129	4,166
Transfers related to liabilities held for sale (*)	(1,221)	(117)
Payments made	(481)	(709)
Interest accrued	649	757
Others	51	24
Cumulative translation adjustment	(2,137)	(230)
Closing balance	15,133	14,143

(*) It includes transfer to held for sale related to campos basin (US$ 850); Rio Grande do Norte (US$ 70) and Lapa (US$ 11), as set out note 10.2.